10. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 10. SUBSEQUENT EVENTS	Subsequent issuances of common stock During the month of October 2012, the Company issued 1,118,667 shares of common stock for services rendered.

Warrant Agreement

On January 12, 2012 the Company entered into a Warrant Agreement providing the holder the right to purchase, at any time, up to July 12, 2012 and up to $1,000,000 worth of the Company's common stock valued at an exercise price calculated by taking the daily closing bid price of the Company's common stock reported on the OTCBB, at the date of exercise and discounting that closing bid price by 20%, provided, however, the exercise price shall in no event be lower than $0.10 per share nor greater than $0.40 per share. The Warrant Agreement is non cancelable by the Company and is non callable.

Financing

On February 29, 2012, the Company entered into a Note Purchase Agreement pursuant to which the Company issued a secured convertible note in the amount of $335,000 due on June 23, 2012 with fixed interest of $12,563 per month beginning thirty days from issuance along with defined principal payments. The Note is secured by certain assets of the Company

Subsequent issuances

On January 12, 2012,the Company entered into a Warrant Agreement with Paradigm Concepts, Inc. (the "Warrant Holder"), pursuant to which the Company issued to Warrant Holder one certificate (the “Warrant Certificate”) providing the Warrant Holder with the right to purchase, at any time until the earliest occurrence of either (a) after the underlying common stock issuable in the exercise of the warrants being declared registered and effective by the SEC on a registration statement filed by the Company, or, (b) 5:30 P.M. Pacific Daylight Savings Time on July 12, 2012. The Warrant Certificate is exercisable up to $1,000,000 worth of restricted shares of common stock of the Company (the “Warrant Shares”) valued at exercise price calculated by taking the daily closing bid price of the Company’s common stock as reported on the OTCBB, on the date of the exercise of the warrants, and discounting that closing bid price by 20%; provided, however, the exercise price may in no event be lower than $0.10 per share nor greater than $0.40 per share. The Warrant is non-cancelable by the Company and non-callable.

The Company claims an exemption from the registration requirements of the Securities Act of 1933, as amended (the "Act") for the private placement of these securities pursuant to Section 4(2) of the Act and/or Regulation D promulgated there under since, among other things, the transaction did not involve a public offering, Paradigm is an accredited investor, had access to information about the Company and their investment, Paradigm took the securities for investment and not resale, and the Company took appropriate measures to restrict the transfer of the securities.

On January 12, 2012, the Company and its subsidiary, Clean Wind Energy, Inc. (collectively “CWE”), entered into a Settlement and Release Agreement (the “Agreement”) with John W. Hanback (“Hanback”), Christopher W. Johnson (“Johnson”) and Itzhak Tepper (“Tepper”) (Hanback, Johnson and Tepper, the “Former Employees”), pursuant to which the Former Employees agreed to a mutual release and also agreed to the following:

•	CWE and the Former Employees will jointly file a Stipulation of Dismissal dismissing the lawsuit filed by CWE against the Former Employees in the United States District Court for the Eastern District of Virginia, Alexandria Division, Civil Action No. 1:11cv1206 LMB/TRJ.
•	In consideration of $174,000 from an unaffiliated third party in February 2012, the Former Employees transferred the shares of common stock owned by them to an unaffiliated third party.
•	Hanback tendered to CWE assignments of certain patent applications in consideration of the Hanback Payment.
•	Hanback, Johnson and Tepper agreed to a 15 month non-competition period whereby they will not directly or indirectly attempt to procure a site for a large-scale tower using non-toxic natural elements to generate electricity.
•	Hanback, Johnson and Tepper agreed to a 15 month no-contact period, whereby they may not have any professional dealings with certain parties.

Subsequent issuances, continued

On February 7, 2012, the Company paid off the convertible promissory note in the amount of $45,000 dated July 27, 2011 held by Asher Enterprises Inc. The total amount paid is $69,304.92 which represents principal, interest and penalty for early payment before maturity.

On February 22, 2012, the Company paid off the convertible promissory note in the amount of $32,500 dated August 23, 2011 held by Asher Enterprises Inc. The total amount paid is $49,918.22 which represents principal, interest and penalty for early payment before maturity.

On February 29, 2012, the Company entered into a Note Purchase Agreement and a Pledge and Security Agreement with Hanover Holdings I, LLC ("Hanover"), providing for the sale of an Original Issue Discount Secured Convertible Promissory Note in the principal amount of $335,000 (the "Note"). The financing closed on March 2, 2012. The Note contained an original issue discount of 10% representing $33,500. In the event of default, Hanover may convert balances owed under the Note into restricted shares of common stock, at Hanover’s option, at a conversion price equal to 45% of the lowest trading price for the common stock at any time during the prior 10 trading days immediately preceding the date of the notice of such conversion.

The Note bears interest at the rate of 15% per annum. Subject to the prepayment provisions in the Note, the principal plus interest amount of the Note is to be repaid subject to an amortization schedule which provides that the Company pay (i) $47,562.50 thirty days from the date of the Note, (ii) $62,562.50 sixty days from the date of the Note, (iii) $112,562.50 ninety days from the date of the Note and (iv) $162,562.50 one hundred twenty days from the date of the Note. The Company may prepay the Note in full at the Company’s sole option and discretion by providing to Hanover three prior trading days’ written notice, in full. The Company is required to pay off all principal, interest and any other amounts owing prior to any such prepayment. In order to facilitate the closing of this financing, a shareholder pledged 10,000,000 shares to Hanover.

The Company claims an exemption from the registration requirements of the Securities Act of 1933, as amended (the "Act") for the private placement of these securities pursuant to Section 4(2) of the Act and/or Regulation D promulgated there under since, among other things, the transaction did not involve a public offering, Hanover is an accredited investor, Hanover had access to information about the Company and their investment, Hanover took the securities for investment and not resale, and the Company took appropriate measures to restrict the transfer of the securities.

On March 9, 2012, the Company paid off the convertible promissory note in the amount of $32,500 dated October 3, 2011 held by Asher Enterprises Inc. The total amount paid is $49,157.82 which represents principal, interest and penalty for early payment before maturity.

Subsequent issuances, continued

On February 29, 2012, the Company entered into a Note Purchase Agreement and a Pledge and Security Agreement with Hanover Holdings I, LLC ("Hanover"), providing for the sale of an Original Issue Discount Secured Convertible Promissory Note in the principal amount of $335,000 (the "Note"). The financing closed on March 2, 2012. The Note contained an original issue discount of 10% representing $33,500. In the event of default, Hanover may convert balances owed under the Note into restricted shares of common stock, at Hanover’s option, at a conversion price equal to 45% of the lowest trading price for the common stock at any time during the prior 10 trading days immediately preceding the date of the notice of such conversion. In order to facilitate the closing of this financing, a shareholder pledged 10,000,000 shares to Hanover (the “Pledged Shares”). On March 8, 2012, the Company received a notice of default from Hanover as a result of the Company’s common stock volume weighted average price falling below $0.08 per share. Hanover has requested that the escrow agent transfer the Pledged Shares to Hanover. Further, Hanover has demanded the repayment of $481,562.50 as a result of the claimed default.

During the month of January 2012, the Company issued an aggregate of 9,161,556 shares of common stock for services rendered of $1,329,118 and 1,450,000 common shares for common stock subscriptions for $145,000.

During the month ended February 2012, the Company issued an aggregate of 259,630 shares of common stock for services rendered of $26,283, 400,000 common shares for common stock subscriptions for $40,000 and 2,300,000 common shares for in connection with a warrant agreement entered into on January 12, 2012 for $230,000.

During the month of March 2012, the Company issued an aggregate of 1,525,545 shares of common stock for services rendered of $66,058.

Subsequent Settlements

Clean Wind Energy, Inc. v. John Hanback, et al

On January 12, 2012, the Company and its subsidiary, Clean Wind Energy, Inc. (collectively “CWE”), entered into a Settlement and Release Agreement (the “Agreement”) with John W. Hanback (“Hanback”), Christopher W. Johnson (“Johnson”) and Itzhak Tepper (“Tepper”) (Hanback, Johnson and Tepper, the “Former Employees”), pursuant to which the Former Employees agreed to a mutual release.  See Note 9 for detail.

Porter LeVay & Rose, Inc.

On March 21, 2012, Clean Wind Energy Tower, Inc., executed a Stipulation Settling Action Agreement with Porter LeVay & Rose, Inc., see Note 9 for detail.